S000029838 [Member] Performance Management - AB Taxable Multi-Sector Income Shares	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
•	how the Fund’s performance changed from year to year over ten years; and
•
how the Fund’s average annual returns for one year, five and ten years compare to those of a broad-based securities market index and an additional index that more closely reflects the types of securities in which the Fund invests.

The performance information does not take into account charges associated with a separate account or wrap fee program or other investment program. If such charges were included, an investor’s return would be lower. The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	how the Fund’s performance changed from year to year over ten years; andhow the Fund’s average annual returns for one year, five and ten years compare to those of a broad-based securities market index and an additional index that more closely reflects the types of securities in which the Fund invests.
Performance Additional Market Index [Text]	The Fund’s previous primary benchmark, the Bloomberg U.S. Aggregate ex Government Bond Index, which more closely reflects the market segments in which the Fund invests, has been the Fund’s secondary benchmark since the change to the primary benchmark.
Bar Chart Narrative [Text Block]	Through June 30, 2025, the year-to-date unannualized return for the Fund’s shares was 3.12%.
Bar Chart [Heading]	Bar Chart
Bar Chart Closing [Text Block]	Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 3.35%, 2nd quarter, 2020; and Worst Quarter was down -2.33%, 1st quarter, 2022.
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the primary broad-based index used for comparison with the Fund’s performance changed from the Bloomberg U.S. Aggregate ex Government Bond Index to the Bloomberg U.S. Aggregate Bond Index to comply with new regulations that require the Fund’s primary benchmark to reflect the overall market in which the Fund may invest. The Fund’s previous primary benchmark, the Bloomberg U.S. Aggregate ex Government Bond Index, which more closely reflects the market segments in which the Fund invests, has been the Fund’s secondary benchmark since the change to the primary benchmark.
AB Taxable Multi-Sector Income Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	3.12%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.33%)
Lowest Quarterly Return, Date	Mar. 31, 2022